Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Trade and Other Receivables

	December 31 2020	December 31 2019
	$	$
Trade receivables, net of expected credit losses of $3.0 (2019 – $2.2)	702.7	787.3
Holdbacks, current	19.7	20.6
Other	15.6	9.8
Trade and other receivables	738.0	817.7

Aging Analysis of Gross Trade Receivables	The aging analysis of gross trade receivables is as follows:

	Total $	1–30 $	31–60 $	61–90 $	91–120 $	121+ $
December 31, 2020	705.7	389.5	160.3	60.9	25.9	69.1
December 31, 2019	789.5	395.9	221.1	63.5	27.8	81.2